Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Government Grants
Schedule of government grants recognized

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Research and development expenses	4,556	15,515	1,607
Other income	1,434	318	539
	5,990	15,833	2,146